Business Segments Information - Summary of Operations by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,069,009	$ 1,017,041	$ 1,013,756
Long-Lived Assets	509,096	520,318
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,051,220	998,617	996,136
Long-Lived Assets	486,885	495,767
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	17,789	18,424	17,620
Long-Lived Assets	$ 22,211	$ 24,551